Pensions and other post-retirement benefits - Narrative (Details) £ in Millions	12 Months Ended
	Mar. 31, 2022 GBP (£) plan	Mar. 31, 2021 GBP (£)	Mar. 31, 2020 GBP (£)
Disclosure of defined benefit plans [line items]
Employer contributions	£ 300	£ 274
Plan assets
Disclosure of defined benefit plans [line items]
Employer contributions	£ 300	274
US | Bottom of range
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay	8.00%
Defined contribution plan, employer core contribution as a percent of salary	3.00%
Defined contribution plan, employer matching contribution, percent of match	25.00%
US | Top of range
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay	10.00%
Defined contribution plan, employer core contribution as a percent of salary	9.00%
Defined contribution plan, employer matching contribution, percent of match	50.00%
Pensions | UK
Disclosure of defined benefit plans [line items]
Recovery plan payments to be paid	£ 130
Employer contributions, excluding recovery plan payments	83	50	£ 70
Value of security arrangements	286
Maximum additional amounts payable	675
Employer contributions	£ 167	138
Weighted average duration of defined benefit obligation	14 years
Pensions | UK | Plan assets
Disclosure of defined benefit plans [line items]
Employer contributions	£ 167	138
Pensions | US
Disclosure of defined benefit plans [line items]
Number of defined benefit plans | plan	4
Employer contributions	£ 116	110
Weighted average duration of defined benefit obligation	13 years
Pensions | US | Plan assets
Disclosure of defined benefit plans [line items]
Employer contributions	£ 116	110
Other post-retirement benefits | US
Disclosure of defined benefit plans [line items]
Employer contributions	£ 17	26
Weighted average duration of defined benefit obligation	15 years
Other post-retirement benefits | US | Plan assets
Disclosure of defined benefit plans [line items]
Employer contributions	£ 17	£ 26
National Grid UK Retirement Plan (NGUKRP) | UK | Top of range
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay	12.00%